Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 352,652	$ 651,058
Investment securities:
Held to maturity debt securities (Market value of $4,400 on December 31, 2024 and $3,400 on December 31, 2023)	4,400	3,400
Available for sale debt securities (Amortized cost of $5,472,310 on December 31, 2024 and $5,330,814 on December 31, 2023)	4,987,916	4,822,341
Equity securities with readily determinable fair values	5,394	5,417
Total investment securities	4,997,710	4,831,158
Loans	8,809,826	8,058,961
Less allowance for credit losses	(156,537)	(157,069)
Net loans	8,653,289	7,901,892
Bank premises and equipment, net	428,221	437,094
Accrued interest receivable	72,175	65,302
Other investments	356,735	343,452
Cash surrender value of life insurance policies	303,042	303,486
Goodwill	282,532	282,532
Other assets	292,496	250,215
Total assets	15,738,852	15,066,189
Deposits:
Demand-non-interest bearing	4,612,344	5,030,845
Savings and interest bearing demand	4,599,957	4,368,532
Time	2,899,543	2,425,177
Total deposits	12,111,844	11,824,554
Securities sold under repurchase agreements	535,322	530,416
Other borrowed funds	10,541	10,745
Junior subordinated deferrable interest debentures	108,868	108,868
Other liabilities	175,570	143,832
Total liabilities	12,942,145	12,618,415
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 96,616,673 shares on December 31, 2024 and 96,466,900 shares on December 31, 2023	96,617	96,467
Surplus	159,333	155,511
Retained earnings	3,356,177	3,029,088
Accumulated other comprehensive loss	(379,054)	(397,889)
Total shareholders' equity before treasury stock	3,233,073	2,883,177
Less cost of shares in treasury, 34,407,674 shares on December 31, 2024 and 34,391,184 on December 31, 2023	(436,366)	(435,403)
Total shareholders' equity	2,796,707	2,447,774
Total liabilities and shareholders' equity	$ 15,738,852	$ 15,066,189